Intangible Assets - Schedule of Estimated Future Amortization of Finite-Lived Intangible Assets (Details)	Mar. 31, 2026 USD ($)
Schedule of Estimated Future Amortization of Finite-Lived Intangible Assets [Abstract]
Year ended March 31, 2027	$ 78,647
Year ended March 31, 2028	78,647
Year ended March 31, 2029	78,647
Year ended March 31, 2030	20,394
Thereafter	13,592
Total	$ 269,927